Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Fair value of plan assets	$ 444	$ 453
Termination benefits	(54)	(64)
Defined benefit obligation	(605)	(653)
Total employee benefits	$ (215)	$ (264)